Schedule of Investments (unaudited) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 5.23%, 01/10/39(a)(b)(c)	USD	171	$—

Total Asset-Backed Securities — 0.0% (Cost: $166,781)			—

		Shares

Common Stocks — 69.9%

Aerospace & Defense — 0.4%
Arconic, Inc.		30,802	947,778
HEICO Corp.		3,455	394,388
HEICO Corp., Class A		5,707	510,948
Meggitt plc		3,498	30,467
MTU Aero Engines AG		207	58,980
Spirit AeroSystems Holdings, Inc., Class A		5,703	415,635
Teledyne Technologies, Inc.(d)		108	37,426
TransDigm Group, Inc.(d)		2,360	1,321,600

			3,717,222

Air Freight & Logistics — 1.3%
Bollore SA		8,300	36,270
CH Robinson Worldwide, Inc.		20,988	1,641,262
Deutsche Post AG (Registered)		13,954	530,589
DSV Panalpina A/S		3,653	421,020
FedEx Corp.		21,293	3,219,714
United Parcel Service, Inc., Class B		42,830	5,013,680
XPO Logistics, Inc.(d)		17,278	1,377,057

			12,239,592

Airlines — 2.3%
American Airlines Group, Inc.		124,840	3,580,411
Delta Air Lines, Inc.		108,875	6,367,010
Deutsche Lufthansa AG (Registered)		5,707	105,049
Southwest Airlines Co.		108,430	5,853,052
United Airlines Holdings, Inc.(d)		51,513	4,537,780

			20,443,302

Auto Components — 0.6%
Aisin Seiki Co. Ltd.		5,500	203,718
Aptiv plc		14,286	1,356,742
Autoliv, Inc.		7,697	649,704
BorgWarner, Inc.		13,331	578,299
Cie Generale des Etablissements Michelin SCA		4,470	550,074
Continental AG		136	17,575
Denso Corp.		9,900	447,107
Koito Manufacturing Co. Ltd.		3,000	138,918
Lear Corp.		297	40,748
Stanley Electric Co. Ltd.		9,000	259,931
Sumitomo Electric Industries Ltd.		42,600	639,774
Toyota Industries Corp.		2,200	126,588

			5,009,178

Automobiles — 1.1%
Bayerische Motoren Werke AG		4,982	408,054
Daimler AG (Registered)		3,699	204,497
Ferrari NV		1,088	180,647
Fiat Chrysler Automobiles NV(d)		7,614	112,889
Ford Motor Co.		163,111	1,516,932
General Motors Co.		58,551	2,142,967
Harley-Davidson, Inc.		3,132	116,479
Honda Motor Co. Ltd.		13,600	384,901
Peugeot SA		3,941	94,888
Renault SA		3,239	153,812
Suzuki Motor Corp.		6,700	279,671

Security	Shares	Value

Automobiles (continued)
Tesla, Inc.(d)	6,232	$2,607,033
Toyota Motor Corp.	25,100	1,768,584

		9,971,354

Banks — 4.3%
ABN AMRO Group NV, CVA(c)	2,406	43,853
AIB Group plc	9,259	32,258
Australia & New Zealand Banking Group Ltd.	32,418	559,080
Banco Bilbao Vizcaya Argentaria SA	73,789	414,276
Banco de Sabadell SA	21,987	25,745
Banco Santander SA	203,633	853,782
Bank Hapoalim BM(d)	12,899	107,123
Bank Leumi Le-Israel BM	16,525	120,516
Bank of America Corp.	151,408	5,332,590
Bank of East Asia Ltd. (The)	14,800	33,043
Bank of Ireland Group plc	11,006	60,573
Barclays plc	190,794	454,944
BNP Paribas SA	12,448	739,885
BOC Hong Kong Holdings Ltd.	65,500	227,378
CaixaBank SA	35,668	112,321
Chiba Bank Ltd. (The)	6,200	35,650
Citigroup, Inc.	37,146	2,967,594
Commonwealth Bank of Australia	21,254	1,192,303
Concordia Financial Group Ltd.	8,300	34,086
Credit Agricole SA	12,688	184,628
Danske Bank A/S	3,419	55,314
DBS Group Holdings Ltd.	19,500	375,984
DNB ASA	5,702	106,701
Erste Group Bank AG(d)	1,785	67,048
FinecoBank Banca Fineco SpA	2,349	28,178
Hang Seng Bank Ltd.	13,100	270,777
HSBC Holdings plc	273,765	2,143,154
ING Groep NV	43,119	518,394
Intesa Sanpaolo SpA	172,315	453,911
Japan Post Bank Co. Ltd.	58,500	561,295
JPMorgan Chase & Co.	56,059	7,814,625
KBC Group NV	2,152	162,249
KeyCorp.	2,568	51,976
M&T Bank Corp.	540	91,665
Mediobanca Banca di Credito Finanziario SpA	7,062	77,756
Mitsubishi UFJ Financial Group, Inc.	202,900	1,096,946
Mizrahi Tefahot Bank Ltd.	953	25,421
Mizuho Financial Group, Inc.	398,500	613,857
National Australia Bank Ltd.	31,112	538,365
Nordea Bank Abp	31,117	251,742
Oversea-Chinese Banking Corp. Ltd.	35,400	289,592
Resona Holdings, Inc.	23,700	103,297
Royal Bank of Scotland Group plc	53,522	171,696
Shizuoka Bank Ltd. (The)	5,100	37,935
Skandinaviska Enskilda Banken AB, Class A	4,539	42,684
Societe Generale SA	8,494	296,423
Standard Chartered plc	30,898	291,155
Sumitomo Mitsui Financial Group, Inc.	25,900	956,626
Sumitomo Mitsui Trust Holdings, Inc.	3,700	146,265
Svenska Handelsbanken AB, Class A	10,928	117,697
Swedbank AB, Class A	2,343	34,831
Truist Financial Corp.	18,421	1,037,471
UniCredit SpA	22,244	325,140
United Overseas Bank Ltd.	14,000	275,333
US Bancorp	28,912	1,714,192
Wells Fargo & Co.	67,633	3,638,655
Westpac Banking Corp.	40,116	685,051

		39,001,029

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 2.4%
Anheuser-Busch InBev SA/NV	10,585	$866,916
Asahi Group Holdings Ltd.	5,100	232,665
Brown-Forman Corp., Class B	13,956	943,426
Budweiser Brewing Co. APAC Ltd.(c)(d)	39,800	134,330
Carlsberg A/S, Class B	137	20,445
Coca-Cola Bottlers Japan Holdings, Inc.	700	17,885
Coca-Cola Co. (The)	121,027	6,698,844
Coca-Cola European Partners plc	19,402	987,174
Coca-Cola HBC AG(d)	4,528	153,907
Constellation Brands, Inc., Class A	7,837	1,487,071
Davide Campari-Milano SpA	6,604	60,343
Diageo plc	35,501	1,495,895
Heineken Holding NV	6,484	630,196
Heineken NV	1,830	195,312
Kirin Holdings Co. Ltd.	11,900	259,736
Molson Coors Brewing Co., Class B	9,360	504,504
Monster Beverage Corp.(d)	20,784	1,320,823
PepsiCo, Inc.	39,256	5,365,117
Pernod Ricard SA	1,685	301,510
Suntory Beverage & Food Ltd.	1,700	70,973

		21,747,072

Biotechnology — 1.3%
AbbVie, Inc.	26,127	2,313,285
Alexion Pharmaceuticals, Inc.(d)	3,323	359,382
Alnylam Pharmaceuticals, Inc.(d)	1,946	224,121
Amgen, Inc.	10,844	2,614,163
BeiGene Ltd., ADR(d)	693	114,872
Biogen, Inc.(d)	3,095	918,379
BioMarin Pharmaceutical, Inc.(d)	1,150	97,233
CSL Ltd.	5,636	1,092,719
Exact Sciences Corp.(d)	2,358	218,068
Galapagos NV(d)	187	38,942
Genmab A/S(d)	780	173,475
Gilead Sciences, Inc.	22,403	1,455,747
Grifols SA	4,363	154,151
Incyte Corp.(d)	3,100	270,692
Ionis Pharmaceuticals, Inc.(d)	1,998	120,699
Neurocrine Biosciences, Inc.(d)	1,166	125,333
Regeneron Pharmaceuticals, Inc.(d)	1,398	524,921
Sarepta Therapeutics, Inc.(d)	1,056	136,266
Seattle Genetics, Inc.(d)	2,171	248,059
Vertex Pharmaceuticals, Inc.(d)	4,588	1,004,543

		12,205,050

Building Products — 0.2%
AGC, Inc.	5,900	210,972
Assa Abloy AB, Class B	16,221	379,173
Cie de Saint-Gobain	4,881	199,954
Daikin Industries Ltd.	4,100	578,468
Kingspan Group plc	1,238	75,613
TOTO Ltd.	4,300	181,577

		1,625,757

Capital Markets — 2.1%
3i Group plc	13,972	203,317
Ameriprise Financial, Inc.	1,620	269,860
Amundi SA(c)	1,290	101,441
ASX Ltd.	2,466	135,778
Bank of New York Mellon Corp. (The)	17,660	888,828
Blackstone Group, Inc. (The), Class A	10,028	560,966
Cboe Global Markets, Inc.	2,607	312,840
Charles Schwab Corp. (The)	22,754	1,082,180
CME Group, Inc.	8,024	1,610,577
Credit Suisse Group AG (Registered)(d)	35,694	482,500
Daiwa Securities Group, Inc.	17,300	87,337

Security	Shares	Value

Capital Markets (continued)
Deutsche Bank AG (Registered)	17,021	$131,888
Deutsche Boerse AG	4,021	630,544
E*TRADE Financial Corp.	700	31,759
FactSet Research Systems, Inc.	304	81,563
Franklin Resources, Inc.	5,493	142,708
Goldman Sachs Group, Inc. (The)	6,401	1,471,782
Hargreaves Lansdown plc	3,236	83,007
Hong Kong Exchanges & Clearing Ltd.	13,000	422,340
Intercontinental Exchange, Inc.	14,676	1,358,264
Japan Exchange Group, Inc.	9,200	161,967
Julius Baer Group Ltd.(d)	2,076	107,024
KKR & Co., Inc., Class A	5,828	170,003
London Stock Exchange Group plc	4,402	452,403
Macquarie Group Ltd.	3,578	346,509
MarketAxess Holdings, Inc.	789	299,118
Moody’s Corp.	3,276	777,755
Morgan Stanley	24,457	1,250,242
MSCI, Inc.	1,335	344,670
Nasdaq, Inc.	2,420	259,182
Natixis SA	13,853	61,708
Nomura Holdings, Inc.	41,700	214,579
Northern Trust Corp.	3,157	335,400
Partners Group Holding AG	387	354,696
Raymond James Financial, Inc.	1,398	125,065
S&P Global, Inc.	3,211	876,763
Schroders plc	1,414	62,437
SEI Investments Co.	835	54,676
St. James’s Place plc	6,037	93,059
Standard Life Aberdeen plc	27,641	120,256
State Street Corp.	6,873	543,654
T. Rowe Price Group, Inc.	4,446	541,701
TD Ameritrade Holding Corp.	6,175	306,897
UBS Group AG (Registered)(d)	56,594	714,182

		18,663,425

Chemicals — 3.4%
Air Liquide SA	2,942	417,090
Air Products & Chemicals, Inc.	7,598	1,785,454
Albemarle Corp.	11,750	858,220
Asahi Kasei Corp.	10,900	122,390
Axalta Coating Systems Ltd.(d)	18,599	565,410
BASF SE	14,149	1,065,938
Celanese Corp.	11,028	1,357,767
CF Industries Holdings, Inc.	8,220	392,423
Clariant AG (Registered)(d)	8,795	196,554
Corteva, Inc.(d)	32,324	955,497
Daicel Corp.	3,200	30,593
Dow, Inc.	25,359	1,387,898
DuPont de Nemours, Inc.	30,449	1,954,826
Eastman Chemical Co.	6,118	484,913
Ecolab, Inc.	14,881	2,871,884
EMS-Chemie Holding AG (Registered)	369	242,594
FMC Corp.	4,620	461,168
Givaudan SA (Registered)(d)	46	144,118
Hitachi Chemical Co. Ltd.	5,900	247,185
International Flavors & Fragrances, Inc.	9,809	1,265,557
Israel Chemicals Ltd.	32,043	151,324
Koninklijke DSM NV	3,392	443,489
Linde plc	15,957	3,397,245
LyondellBasell Industries NV, Class A	4,015	379,337
Mitsui Chemicals, Inc.	2,900	70,642
Nippon Paint Holdings Co. Ltd.	12,300	633,225
Nissan Chemical Corp.	900	37,690
Nitto Denko Corp.	13,400	753,452
Novozymes A/S, Class B	1,882	92,096

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
PPG Industries, Inc.	12,583	$1,679,705
RPM International, Inc.	8,985	689,689
Sherwin-Williams Co. (The)	5,755	3,358,273
Shin-Etsu Chemical Co. Ltd.	3,700	406,900
Sumitomo Chemical Co. Ltd.	107,400	487,657
Symrise AG	4,704	494,432
Teijin Ltd.	5,300	99,015
Toray Industries, Inc.	48,900	331,323
Tosoh Corp.	8,200	126,328
Westlake Chemical Corp.	4,426	310,484

		30,749,785

Commercial Services & Supplies — 0.1%
Copart, Inc.(d)	1,330	120,950
Republic Services, Inc.	475	42,574
Secom Co. Ltd.	700	62,470
Waste Management, Inc.	2,357	268,604

		494,598

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	9,226	370,093
Bouygues SA	7,357	313,607
Eiffage SA	3,552	407,510
Obayashi Corp.	14,700	163,268
Shimizu Corp.	6,200	63,158
Taisei Corp.	2,100	86,984
Vinci SA	12,132	1,351,185

		2,755,805

Construction Materials — 0.2%
CRH plc	7,097	284,653
Martin Marietta Materials, Inc.	3,186	890,933
Vulcan Materials Co.	6,091	877,043

		2,052,629

Consumer Finance — 0.5%
Acom Co. Ltd.	10,600	48,094
Ally Financial, Inc.	3,594	109,832
American Express Co.	16,182	2,014,497
Capital One Financial Corp.	10,602	1,091,052
Discover Financial Services	6,012	509,938
Synchrony Financial	9,369	337,378

		4,110,791

Containers & Packaging — 0.0%
Ball Corp.	5,528	357,496

Diversified Financial Services — 0.3%
AXA Equitable Holdings, Inc.	5,353	132,647
Eurazeo SE	457	31,369
EXOR NV	2,740	212,436
Groupe Bruxelles Lambert SA	3,808	401,824
Industrivarden AB, Class C	1,899	45,795
Investor AB, Class B	14,151	772,557
Kinnevik AB, Class B	2,751	67,413
L E Lundbergforetagen AB, Class B	2,621	115,058
M&G plc(d)	29,057	91,296
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,500	28,970
ORIX Corp.	23,700	392,741
Pargesa Holding SA, Class BR	1,217	101,110
Tokyo Century Corp.	400	21,298
Voya Financial, Inc.	2,977	181,538
Wendel SA	308	41,028

		2,637,080

Security	Shares	Value

Diversified Telecommunication Services — 0.2%
Nippon Telegraph & Telephone Corp.	4,600	$116,259
Verizon Communications, Inc.	26,980	1,656,572

		1,772,831

Electric Utilities — 0.9%
Edison International	13,741	1,036,209
Electricite de France SA	9,959	111,125
Evergy, Inc.	4,592	298,893
Eversource Energy	689	58,613
Exelon Corp.	31,819	1,450,628
Fortum OYJ	7,921	195,518
Iberdrola SA	132,629	1,366,818
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	4,704
Mercury NZ Ltd.	6,165	20,971
NextEra Energy, Inc.	12,790	3,097,227
Orsted A/S(c)	2,717	281,005
Red Electrica Corp. SA	4,922	99,177
Terna Rete Elettrica Nazionale SpA	15,998	106,993
Verbund AG	1,082	54,300

		8,182,181

Electrical Equipment — 0.5%
ABB Ltd. (Registered)	27,983	675,038
Fuji Electric Co. Ltd.	2,600	78,981
Mitsubishi Electric Corp.	52,900	720,270
Nidec Corp.	6,000	819,503
Schneider Electric SE	15,779	1,621,130
Siemens Gamesa Renewable Energy SA(d)	2,711	47,742
Vestas Wind Systems A/S	3,793	383,118

		4,345,782

Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	2,209	64,304
Hirose Electric Co. Ltd.	3,000	383,495
Hitachi Ltd.	7,200	303,809
IPG Photonics Corp.(d)	1,143	165,644
Keyence Corp.	1,300	456,480
Murata Manufacturing Co. Ltd.	12,500	769,357
Omron Corp	800	46,631
TDK Corp.	5,500	618,085
Yaskawa Electric Corp.	1,200	45,205

		2,853,010

Energy Equipment & Services — 0.3%
Baker Hughes Co.	27,229	697,879
Halliburton Co.	33,005	807,632
National Oilwell Varco, Inc.	18,352	459,718
TechnipFMC plc	21,091	452,191
Tenaris SA	11,893	134,747

		2,552,167

Entertainment — 0.4%
Activision Blizzard, Inc.	10,229	607,807
Electronic Arts, Inc.(d)	3,437	369,512
Konami Holdings Corp.	1,000	41,093
Netflix, Inc.(d)	782	253,032
Nexon Co. Ltd.(d)	5,600	74,286
Nintendo Co. Ltd.	1,400	559,944
Take-Two Interactive Software, Inc.(d)	640	78,355
Ubisoft Entertainment SA(d)	598	41,431
Walt Disney Co. (The)	10,014	1,448,325

		3,473,785

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	537	86,768
American Tower Corp.	8,337	1,916,009

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	2,360	$494,892
Boston Properties, Inc.	773	106,566
British Land Co. plc (The)	10,228	86,545
Camden Property Trust	1,698	180,158
Covivio	521	59,170
Crown Castle International Corp.	7,512	1,067,831
Daiwa House REIT Investment Corp.	21	54,912
Dexus	12,412	102,173
Digital Realty Trust, Inc.	2,534	303,421
Equinix, Inc.	1,385	808,425
Equity LifeStyle Properties, Inc.	480	33,787
Equity Residential	6,844	553,816
Essex Property Trust, Inc.	633	190,444
Extra Space Storage, Inc.	171	18,061
Gecina SA	790	141,428
Goodman Group	18,066	169,770
GPT Group (The)	22,021	86,742
Healthpeak Properties, Inc.	4,131	142,396
ICADE	339	36,913
Invitation Homes, Inc.	1,258	37,702
Japan Prime Realty Investment Corp.	9	39,572
Japan Real Estate Investment Corp.	15	99,547
Japan Retail Fund Investment Corp.	30	64,557
Klepierre SA	2,272	86,436
Land Securities Group plc	8,009	105,130
Link REIT	26,500	280,740
Mid-America Apartment Communities, Inc.	542	71,468
Mirvac Group	33,422	74,808
National Retail Properties, Inc.	2,864	153,568
Nippon Building Fund, Inc.	22	161,266
Nippon Prologis REIT, Inc.	23	58,579
Nomura Real Estate Master Fund, Inc.	45	76,974
Prologis, Inc.	11,867	1,057,824
Public Storage	2,729	581,168
Realty Income Corp.	4,444	327,212
SBA Communications Corp.(d)	1,472	354,737
Scentre Group	58,839	158,351
Segro plc	12,098	144,057
Simon Property Group, Inc.	3,526	525,233
Stockland	20,306	65,884
Sun Communities, Inc.	588	88,259
Unibail-Rodamco-Westfield	1,531	241,541
United Urban Investment Corp.	33	61,976
Ventas, Inc.	5,203	300,421
Vicinity Centres	27,404	47,931
Welltower, Inc.	7,406	605,663
Weyerhaeuser Co.	5,087	153,627
WP Carey, Inc.	641	51,306

		12,715,764

Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	10,000	206,364
Carrefour SA	6,175	103,855
Coles Group Ltd.(d)	9,911	103,171
Colruyt SA	6,350	331,068
Costco Wholesale Corp.	17,574	5,165,350
FamilyMart Co. Ltd.	2,300	55,084
ICA Gruppen AB	13,275	620,101
J Sainsbury plc	153,076	466,767
Koninklijke Ahold Delhaize NV	1,988	49,844
Kroger Co. (The)	55,907	1,620,744
METRO AG	12,365	198,968
Seven & i Holdings Co. Ltd.	4,200	153,953
Sundrug Co. Ltd.	400	14,473
Sysco Corp.	27,100	2,318,134

Security	Shares	Value

Food & Staples Retailing (continued)
Tesco plc	172,311	$582,348
Tsuruha Holdings, Inc.	300	38,519
Walgreens Boots Alliance, Inc.	36,120	2,129,635
Wm Morrison Supermarkets plc	145,428	384,883
Woolworths Group Ltd.	20,133	510,643

		15,053,904

Food Products — 1.2%
a2 Milk Co. Ltd.(d)	10,718	108,524
Associated British Foods plc	11,616	399,601
Chocoladefabriken Lindt & Spruengli AG	12	93,180
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	530,068
Conagra Brands, Inc.	1,572	53,825
Danone SA	6,813	565,792
General Mills, Inc.	7,406	396,665
Hershey Co. (The)	1,722	253,100
Hormel Foods Corp.	4,104	185,131
Kerry Group plc, Class A	2,350	292,859
Kraft Heinz Co. (The)	3,778	121,387
Lamb Weston Holdings, Inc.	183	15,744
McCormick & Co., Inc. (Non-Voting)	679	115,247
MEIJI Holdings Co. Ltd.	1,800	121,644
Mondelez International, Inc., Class A	16,848	927,988
Mowi ASA	2,121	55,148
Nestle SA (Registered)	41,610	4,504,918
Orkla ASA	42,834	434,372
Tyson Foods, Inc., Class A	2,771	252,272
Vitasoy International Holdings Ltd.	72,000	261,188
WH Group Ltd.(c)	73,500	75,997
Wilmar International Ltd.	303,500	929,833
Yakult Honsha Co. Ltd.	2,200	121,248

		10,815,731

Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd.	388,000	758,101
Naturgy Energy Group SA	14,285	359,711
Osaka Gas Co. Ltd.	1,100	21,036
Snam SpA	23,161	121,776
Tokyo Gas Co. Ltd.	2,600	63,177

		1,323,801

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	39,129	3,398,745
ABIOMED, Inc.(d)	158	26,953
Alcon, Inc.(d)	4,783	270,917
Align Technology, Inc.(d)	843	235,231
Asahi Intecc Co. Ltd.	700	20,497
Baxter International, Inc.	15,048	1,258,314
Becton Dickinson and Co.	4,255	1,157,232
Boston Scientific Corp.(d)	22,049	997,056
Carl Zeiss Meditec AG	673	85,558
Cochlear Ltd.	107	16,864
Coloplast A/S, Class B	2,729	338,563
Cooper Cos., Inc. (The)	244	78,395
Danaher Corp.	11,401	1,749,825
Dentsply Sirona, Inc.	1,185	67,059
DexCom, Inc.(d)	1,117	244,333
Edwards Lifesciences Corp.(d)	3,237	755,160
Fisher & Paykel Healthcare Corp. Ltd.	10,510	157,292
Hoya Corp.	5,400	515,495
IDEXX Laboratories, Inc.(d)	554	144,666
Insulet Corp.(d)	397	67,966
Intuitive Surgical, Inc.(d)	1,637	967,713
Koninklijke Philips NV	12,207	596,723
Medtronic plc	24,105	2,734,712

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Olympus Corp.	18,400	$283,594
ResMed, Inc.	1,422	220,367
Siemens Healthineers AG(c)	7,169	343,661
Smith & Nephew plc	10,588	255,179
Sonova Holding AG (Registered)	451	103,102
Stryker Corp.	5,775	1,212,404
Sysmex Corp.	1,900	129,361
Teleflex, Inc.	408	153,588
Terumo Corp.	9,800	347,648
Varian Medical Systems, Inc.(d)	379	53,822
Zimmer Biomet Holdings, Inc.	2,787	417,158

		19,405,153

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	2,028	172,421
Anthem, Inc.	2,717	820,616
Cardinal Health, Inc.	1,704	86,188
Centene Corp.(d)	1,250	78,588
Cigna Corp.	5,462	1,116,924
CVS Health Corp.	24,656	1,831,694
DaVita, Inc.(d)	753	56,498
Fresenius Medical Care AG & Co. KGaA	2,921	215,067
Fresenius SE & Co. KGaA	5,605	315,413
HCA Healthcare, Inc.	4,743	701,063
Humana, Inc.	2,320	850,326
Laboratory Corp. of America Holdings(d)	876	148,193
McKesson Corp.	3,299	456,318
Medipal Holdings Corp.	800	17,656
Ryman Healthcare Ltd.	7,423	81,583
UnitedHealth Group, Inc.	13,198	3,879,948
Universal Health Services, Inc., Class B	727	104,295

		10,932,791

Health Care Technology — 0.1%
Cerner Corp.	2,530	185,677
M3, Inc.	5,400	162,840
Veeva Systems, Inc., Class A(d)	1,262	177,513

		526,030

Household Durables — 0.2%
DR Horton, Inc.	9,710	512,203
Lennar Corp., Class A	8,296	462,834
NVR, Inc.(d)	70	266,589
PulteGroup, Inc.	4,824	187,171
SEB SA	246	36,587
Sony Corp.	9,900	672,187

		2,137,571

Household Products — 1.2%
Church & Dwight Co., Inc.	8,809	619,625
Clorox Co. (The)	2,592	397,976
Colgate-Palmolive Co.	15,835	1,090,081
Henkel AG & Co. KGaA	1,906	179,150
Kimberly-Clark Corp.	8,422	1,158,446
Lion Corp.	4,000	77,755
Procter & Gamble Co. (The)	54,568	6,815,543
Reckitt Benckiser Group plc	10,474	850,787
Unicharm Corp.	1,600	54,028

		11,243,391

Independent Power and Renewable Electricity Producers — 0.0%
Meridian Energy Ltd.	27,714	93,355
Uniper SE	3,147	104,013

		197,368

Security	Shares	Value

Industrial Conglomerates — 0.3%
DCC plc	3,987	$345,829
NWS Holdings Ltd.	140,000	196,219
Siemens AG (Registered)	12,421	1,622,078
Smiths Group plc	7,265	162,265
Toshiba Corp.	4,600	156,132

		2,482,523

Insurance — 2.5%
Admiral Group plc	2,150	65,701
Aflac, Inc.	23,325	1,233,893
Ageas	1,146	67,766
AIA Group Ltd.	146,000	1,535,623
Alleghany Corp.(d)	149	119,136
Allianz SE (Registered)	7,180	1,759,299
Allstate Corp. (The)	6,279	706,074
American International Group, Inc.	26,468	1,358,602
Aon plc	3,759	782,962
Arch Capital Group Ltd.(d)	4,738	203,213
Assicurazioni Generali SpA	28,516	588,707
Assurant, Inc.	432	56,627
Athene Holding Ltd., Class A(d)	3,074	144,570
Aviva plc	43,343	240,577
AXA SA	28,534	806,264
Baloise Holding AG (Registered)	555	100,447
Cincinnati Financial Corp.	2,718	285,798
CNP Assurances	1,952	38,894
Dai-ichi Life Holdings, Inc.	12,000	197,763
Direct Line Insurance Group plc	15,635	64,691
Everest Re Group Ltd.	198	54,814
Fidelity National Financial, Inc.	3,291	149,247
Gjensidige Forsikring ASA	1,241	26,050
Globe Life, Inc.	476	50,099
Hannover Rueck SE	1,594	307,347
Hartford Financial Services Group, Inc. (The)	6,210	377,382
Insurance Australia Group Ltd.	14,690	78,931
Japan Post Holdings Co. Ltd.	48,600	457,057
Legal & General Group plc	65,966	264,989
Lincoln National Corp.	2,054	121,207
Mapfre SA	12,256	32,497
Markel Corp.(d)	228	260,643
Marsh & McLennan Cos., Inc.	5,287	589,025
MetLife, Inc.	25,067	1,277,665
MS&AD Insurance Group Holdings, Inc.	8,500	280,574
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,537	748,651
NN Group NV	3,339	126,958
Poste Italiane SpA(c)	8,902	101,152
Principal Financial Group, Inc.	5,093	280,115
Progressive Corp. (The)	9,332	675,543
Prudential Financial, Inc.	9,316	873,282
Prudential plc	28,327	542,763
QBE Insurance Group Ltd.	5,429	49,059
RenaissanceRe Holdings Ltd.	758	148,583
RSA Insurance Group plc	11,727	87,890
Sampo OYJ, Class A	7,382	322,321
SCOR SE	1,803	75,899
Sompo Holdings, Inc.	3,800	149,224
Sony Financial Holdings, Inc.	1,700	40,808
Swiss Life Holding AG (Registered)(d)	379	190,133
Swiss Re AG	4,692	527,111
T&D Holdings, Inc.	6,300	79,668
Tokio Marine Holdings, Inc.	12,400	694,262
Travelers Cos., Inc. (The)	4,369	598,335
Unum Group	3,721	108,504
Willis Towers Watson plc	2,215	447,297

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
WR Berkley Corp.	863	$59,633
Zurich Insurance Group AG	2,416	991,042

		22,602,367

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(d)	5,381	7,207,258
Alphabet, Inc., Class C(d)	5,665	7,574,218
Auto Trader Group plc(c)	3,674	29,014
Facebook, Inc., Class A(d)	43,144	8,855,306
IAC/InterActiveCorp(d)	1,037	258,327
Snap, Inc., Class A(d)	13,460	219,802
Twitter, Inc.(d)	12,888	413,060
Z Holdings Corp.	22,800	96,264
Zillow Group, Inc., Class C(d)	1,771	81,360

		24,734,609

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(d)	8,234	15,215,114
Booking Holdings, Inc.(d)	1,046	2,148,202
eBay, Inc.	4,612	166,539
Expedia Group, Inc.	2,312	250,020
Grubhub, Inc.(d)	2,359	114,742
MercadoLibre, Inc.	669	382,628
Prosus NV(d)	6,022	450,696
Wayfair, Inc., Class A(d)	2,069	186,975

		18,914,916

IT Services — 3.2%
Accenture plc, Class A	13,665	2,877,439
Adyen NV(c)(d)	197	162,051
Alliance Data Systems Corp.	495	55,539
Amadeus IT Group SA	7,584	621,105
Automatic Data Processing, Inc.	6,139	1,046,700
Black Knight, Inc.(d)	2,693	173,645
Broadridge Financial Solutions, Inc.	2,256	278,706
Cognizant Technology Solutions Corp., Class A	10,470	649,349
Fidelity National Information Services, Inc.	16,223	2,256,457
Fiserv, Inc.(d)	13,209	1,527,357
FleetCor Technologies, Inc.(d)	378	108,758
Fujitsu Ltd.	1,700	159,895
Global Payments, Inc.	5,817	1,061,952
International Business Machines Corp.	17,355	2,326,264
Jack Henry & Associates, Inc.	2,074	302,120
Mastercard, Inc., Class A	16,899	5,045,872
NEC Corp.	1,900	78,631
Okta, Inc.(d)	1,928	222,433
Paychex, Inc.	10,439	887,941
PayPal Holdings, Inc.(d)	21,261	2,299,802
Square, Inc., Class A(d)	6,855	428,849
Twilio, Inc., Class A(d)	1,853	182,113
VeriSign, Inc.(d)	601	115,801
Visa, Inc., Class A	32,418	6,091,342
Wirecard AG	986	118,895
Worldline SA(c)(d)	1,519	107,683

		29,186,699

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	2,663	227,180
Illumina, Inc.(d)	2,567	851,577
IQVIA Holdings, Inc.(d)	2,265	349,965
Lonza Group AG (Registered)(d)	666	242,962
Mettler-Toledo International, Inc.(d)	189	149,930
QIAGEN NV(d)	2,289	77,994
Thermo Fisher Scientific, Inc.	7,738	2,513,844
Waters Corp.(d)	447	104,441

		4,517,893

Security	Shares	Value

Machinery — 1.7%
Alfa Laval AB	718	$18,082
ANDRITZ AG	8,300	356,819
Atlas Copco AB, Class A	24,556	980,169
Atlas Copco AB, Class B	4,501	156,280
Cummins, Inc.	7,716	1,380,855
Daifuku Co. Ltd.	4,300	259,870
Deere & Co.	11,317	1,960,783
Epiroc AB, Class A(d)	31,453	384,647
Epiroc AB, Class B(d)	5,681	67,517
FANUC Corp.	4,400	812,526
GEA Group AG	1,742	57,604
Illinois Tool Works, Inc.	4,554	818,035
JTEKT Corp.	1,900	22,445
KION Group AG	1,103	75,850
Knorr-Bremse AG(d)	5,880	598,550
Komatsu Ltd.	3,500	84,005
Kone OYJ, Class B	19,669	1,286,113
Kubota Corp.	19,800	310,924
Kurita Water Industries Ltd.	9,400	278,945
MINEBEA MITSUMI, Inc.	13,900	287,121
MISUMI Group, Inc.	11,100	274,727
Mitsubishi Heavy Industries Ltd.	9,400	364,503
Nabtesco Corp.	1,300	38,307
NSK Ltd.	33,200	313,846
PACCAR, Inc.	9,402	743,698
Schindler Holding AG	2,552	648,977
Schindler Holding AG (Registered)	1,920	470,193
SMC Corp.	1,100	503,047
Spirax-Sarco Engineering plc	586	68,980
Techtronic Industries Co. Ltd.	15,500	126,506
WABCO Holdings, Inc.(d)	2,184	295,932
Wartsila OYJ Abp	4,871	53,842
Westinghouse Air Brake Technologies Corp.	12,417	966,043

		15,065,741

Marine — 0.1%
AP Moller — Maersk A/S, Class A	146	197,900
Kuehne + Nagel International AG (Registered)	2,182	368,031

		565,931

Media — 0.1%
Comcast Corp., Class A	8,030	361,109
Fox Corp., Class A(d)	6,087	225,645
Fox Corp., Class B(d)	2,971	108,145
I-CABLE Communications Ltd.(d)	12,579	103

		695,002

Metals & Mining — 1.4%
ArcelorMittal SA	17,506	308,450
Fortescue Metals Group Ltd.	78,862	594,490
Glencore plc(d)	165,897	516,557
Maruichi Steel Tube Ltd.	1,200	33,723
Nippon Steel Corp.	24,700	372,301
Nucor Corp.	72,614	4,086,716
Rio Tinto Ltd.	17,500	1,238,126
Rio Tinto plc	43,323	2,564,504
Steel Dynamics, Inc.	74,630	2,540,405

		12,255,272

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	6,902	122,027
Annaly Capital Management, Inc.	14,990	141,206

		263,233

Multi-Utilities — 0.1%
E.ON SE	21,527	230,056
Engie SA	20,212	327,401

6

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
National Grid plc	7,037	$87,943
Public Service Enterprise Group, Inc.	5,601	330,739

		976,139

Oil, Gas & Consumable Fuels — 3.6%
Aker BP ASA	1,753	57,534
Apache Corp.	12,482	319,414
BP plc	277,088	1,743,107
Cabot Oil & Gas Corp.	15,630	272,118
Cheniere Energy, Inc.(d)	499	30,474
Chevron Corp.	41,031	4,944,646
Concho Resources, Inc.	7,411	648,981
ConocoPhillips	33,468	2,176,424
Continental Resources, Inc.(d)	8,305	284,862
Devon Energy Corp.	9,298	241,469
Diamondback Energy, Inc.	5,519	512,494
Eni SpA	59,612	925,848
EOG Resources, Inc.	18,456	1,545,875
Equinor ASA	25,233	503,204
Exxon Mobil Corp.	92,929	6,484,586
Galp Energia SGPS SA	8,950	150,253
Hess Corp.	9,126	609,708
HollyFrontier Corp.	841	42,647
Inpex Corp.	23,100	239,310
JXTG Holdings, Inc.	35,600	161,573
Kinder Morgan, Inc.	42,455	898,772
Koninklijke Vopak NV	799	43,418
Lundin Petroleum AB	1,196	40,610
Marathon Oil Corp.	25,254	342,949
Marathon Petroleum Corp.	20,138	1,213,315
Matador Resources Co.(d)	939	16,874
Neste OYJ	6,509	226,482
Noble Energy, Inc.	16,918	420,243
Occidental Petroleum Corp.	23,204	956,237
Oil Search Ltd.	14,804	75,486
OMV AG	4,490	251,551
ONEOK, Inc.	6,687	506,005
Phillips 66	9,683	1,078,783
Pioneer Natural Resources Co.	5,224	790,757
Repsol SA	20,160	316,717
Santos Ltd.	38,277	220,206
TOTAL SA	34,371	1,907,265
Valero Energy Corp.	8,040	752,946
Williams Cos., Inc. (The)	18,618	441,619
Woodside Petroleum Ltd.	20,964	506,880

		32,901,642

Personal Products — 0.6%
Beiersdorf AG	2,905	347,523
Coty, Inc., Class A	12,364	139,095
Estee Lauder Cos., Inc. (The), Class A	5,888	1,216,108
Kao Corp.	5,300	437,118
L’Oreal SA	3,099	916,397
Shiseido Co. Ltd.	3,300	234,333
Unilever NV	18,151	1,041,699
Unilever plc	18,087	1,035,348

		5,367,621

Pharmaceuticals — 6.1%
Allergan plc	14,165	2,707,923
Astellas Pharma, Inc.	28,300	483,081
AstraZeneca plc	16,404	1,641,908
Bristol-Myers Squibb Co.	79,882	5,127,626
Chugai Pharmaceutical Co. Ltd.	5,800	534,152
Daiichi Sankyo Co. Ltd.	7,900	521,750
Eisai Co. Ltd.	3,000	224,478

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc.(d)	26,023	$766,377
Eli Lilly & Co.	33,304	4,377,145
GlaxoSmithKline plc	66,896	1,571,858
H Lundbeck A/S	958	36,625
Jazz Pharmaceuticals plc(d)	4,230	631,454
Johnson & Johnson	63,716	9,294,253
Kyowa Kirin Co. Ltd.	5,000	117,802
Merck & Co., Inc.	77,988	7,093,009
Merck KGaA	3,054	360,047
Mitsubishi Tanabe Pharma Corp.	4,600	84,387
Mylan NV(d)	37,698	757,730
Novo Nordisk A/S, Class B	27,582	1,598,345
Ono Pharmaceutical Co. Ltd.	5,300	121,001
Orion OYJ, Class B	1,187	54,972
Otsuka Holdings Co. Ltd.	6,600	294,190
Perrigo Co. plc	10,875	561,802
Pfizer, Inc.	175,492	6,875,777
Recordati SpA	1,189	50,122
Roche Holding AG	9,940	3,230,528
Sanofi	15,002	1,506,613
Santen Pharmaceutical Co. Ltd.	3,100	59,034
Shionogi & Co. Ltd.	5,300	327,866
Sumitomo Dainippon Pharma Co. Ltd.	1,600	31,000
Taisho Pharmaceutical Holdings Co. Ltd.	1,500	110,693
Takeda Pharmaceutical Co. Ltd.	18,800	743,582
Teva Pharmaceutical Industries Ltd., ADR	10,195	99,911
UCB SA	1,438	114,428
Zoetis, Inc.	20,801	2,753,012

		54,864,481

Professional Services — 0.3%
CoStar Group, Inc.(d)	107	64,018
Experian plc	9,736	330,045
Recruit Holdings Co. Ltd.	11,700	438,228
RELX plc	10,216	257,886
SEEK Ltd.	42,931	679,499
SGS SA (Registered)	228	624,418
Teleperformance	2,581	630,584

		3,024,678

Real Estate Management & Development — 0.4%
Aroundtown SA	15,626	140,349
Azrieli Group Ltd.	1,669	122,258
CBRE Group, Inc., Class A(d)	1,735	106,338
CK Asset Holdings Ltd.	34,500	248,960
Daito Trust Construction Co. Ltd.	800	98,861
Daiwa House Industry Co. Ltd.	8,600	266,229
Deutsche Wohnen SE	4,976	202,408
Hang Lung Properties Ltd.	23,000	50,502
Henderson Land Development Co. Ltd.	25,000	122,676
Hongkong Land Holdings Ltd.	25,000	143,801
Hulic Co. Ltd.	3,400	40,937
Kerry Properties Ltd.	7,000	22,233
Lendlease Group(f)	3,934	48,638
Mitsubishi Estate Co. Ltd.	17,000	325,293
Mitsui Fudosan Co. Ltd.	12,600	307,943
New World Development Co. Ltd.	69,000	94,581
Sino Land Co. Ltd.	34,000	49,351
Sumitomo Realty & Development Co. Ltd.	4,900	170,959
Sun Hung Kai Properties Ltd.	25,000	382,872
Swire Pacific Ltd., Class A	5,500	51,093
Swire Properties Ltd.	30,200	100,048
Swiss Prime Site AG (Registered)(d)	864	99,960
Vonovia SE	8,655	464,855
Wharf Real Estate Investment Co. Ltd.	13,000	79,320

7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Wheelock & Co. Ltd.	9,000	$59,997

		3,800,462

Road & Rail — 0.8%
AMERCO	613	230,378
Central Japan Railway Co.	2,800	562,992
CSX Corp.	17,630	1,275,707
East Japan Railway Co.	6,500	586,703
Hankyu Hanshin Holdings, Inc.	2,500	106,939
JB Hunt Transport Services, Inc.	1,858	216,977
Norfolk Southern Corp.	4,460	865,820
Old Dominion Freight Line, Inc.	1,331	252,597
Tokyu Corp.	5,500	101,710
Uber Technologies, Inc.(d)	9,484	282,054
Union Pacific Corp.	15,168	2,742,223
West Japan Railway Co.	1,600	138,390

		7,362,490

Semiconductors & Semiconductor Equipment — 0.6%
Advantest Corp.	2,600	146,635
ASM Pacific Technology Ltd.	10,000	138,804
ASML Holding NV	2,537	751,096
Broadcom, Inc.	2,717	858,626
Intel Corp.	38,761	2,319,846
NVIDIA Corp.	1,630	383,539
QUALCOMM, Inc.	7,519	663,401
Texas Instruments, Inc.	1,153	147,918
Tokyo Electron Ltd.	500	109,165

		5,519,030

Software — 3.4%
Adobe, Inc.(d)	7,505	2,475,224
Autodesk, Inc.(d)	1,537	281,978
Cadence Design Systems, Inc.(d)	1,657	114,930
Check Point Software Technologies Ltd.(d)	290	32,178
Dassault Systemes SE	1,890	311,709
Fortinet, Inc.(d)	535	57,117
Intuit, Inc.	4,202	1,100,630
Microsoft Corp.	119,095	18,781,281
Oracle Corp.	36,380	1,927,412
Oracle Corp.	900	81,683
Paycom Software, Inc.(d)	347	91,872
RingCentral, Inc., Class A(d)	632	106,599
Sage Group plc (The)	3,958	39,266
salesforce.com, Inc.(d)	13,309	2,164,576
SAP SE	12,081	1,626,082
ServiceNow, Inc.(d)	2,311	652,442
Splunk, Inc.(d)	1,463	219,113
Tyler Technologies, Inc.(d)	308	92,406
Workday, Inc., Class A(d)	1,935	318,211

		30,474,709

Specialty Retail — 3.0%
Advance Auto Parts, Inc.	8,848	1,417,096
AutoZone, Inc.(d)	2,140	2,549,403
Best Buy Co., Inc.	24,236	2,127,921
CarMax, Inc.(d)	18,095	1,586,389
Fast Retailing Co. Ltd.	500	297,037
Home Depot, Inc. (The)	48,678	10,630,301
Industria de Diseno Textil SA	10,788	381,253
Lowe’s Cos., Inc.	46,839	5,609,439
O’Reilly Automotive, Inc.(d)	6,403	2,806,179

		27,405,018

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	67,203	19,734,161

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	920	$299,063
EssilorLuxottica SA	1,295	197,982
Hermes International	1,207	904,174
Kering SA	850	560,078
LVMH Moet Hennessy Louis Vuitton SE	2,621	1,221,265
Moncler SpA	364	16,383
NIKE, Inc., Class B	13,778	1,395,849
Swatch Group AG (The)	61	17,031

		4,611,825

Trading Companies & Distributors — 0.3%
Ashtead Group plc	7,568	241,985
Brenntag AG	1,568	85,074
Ferguson plc	4,438	403,889
ITOCHU Corp.	24,500	567,829
Marubeni Corp.	36,700	271,153
Mitsubishi Corp.	28,000	741,758
Mitsui & Co. Ltd.	2,600	46,216
Sumitomo Corp.	28,300	420,350
Toyota Tsusho Corp.	2,300	80,794

		2,859,048

Transportation Infrastructure — 0.2%
Aena SME SA(c)	3,037	582,248
Aeroports de Paris	4,309	853,155
Atlantia SpA	10,767	251,290
Auckland International Airport Ltd.	17,788	104,849
Fraport AG Frankfurt Airport Services Worldwide	1,825	154,915
Transurban Group(f)	17,003	177,971

		2,124,428

Water Utilities — 0.0%
American Water Works Co., Inc.	992	121,867

Wireless Telecommunication Services — 0.6%
KDDI Corp.	12,700	378,922
NTT DOCOMO, Inc.	6,800	189,422
SoftBank Group Corp.	11,600	503,637
Sprint Corp.(d)	253,728	1,321,923
T-Mobile US, Inc.(d)	33,950	2,662,359
Vodafone Group plc	216,202	419,729

		5,475,992

Total Common Stocks — 69.9% (Cost: $569,097,232)		633,220,202

	Beneficial Interest (000)

Other Interests — 0.0%(g)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(b)(d)(h)	300	—

Total Other Interests — 0.0%		—

	Shares

Preferred Stocks — 0.0%

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference)	317	19,515

Diversified Financial Services — 0.0%
Rolls-Royce International Ltd. (Preference)(b)(d)	1,351,848	1,791

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)	143	30,568

8

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 0.0%
Henkel AG & Co. KGaA (Preference)	492	$50,824

Total Preferred Stocks — 0.0% (Cost: $97,822)		102,698

Rights — 0.0%(d)

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA	20,160	9,565

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co.	11,276	33,941

Total Rights — 0.0% (Cost: $33,545)		43,506

	Par (000)

U.S. Treasury Obligations — 13.6%
U.S. Treasury Bonds, 8.75%, 08/15/20	3,200	3,336,500
U.S. Treasury Notes:
3.63%, 02/15/20	1,800	1,804,171

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.25%, 07/31/21	USD	20,000	$20,201,562
2.75%, 08/15/21		45,000	45,820,899
1.13%, 08/31/21		53,000	52,592,149

Total U.S. Treasury Obligations — 13.6% (Cost: $122,140,577)			123,755,281

Total Long-Term Investments — 83.5% (Cost: $691,535,957)			757,121,687

		Shares

Short-Term Securities — 3.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(i)*		30,802,815	30,802,815

Total Short-Term Securities — 3.4% (Cost: $30,802,815)			30,802,815

Total Investments — 86.9% (Cost: $722,338,772)			787,924,502

Other Assets Less Liabilities — 13.1%			118,525,052

Net Assets — 100.0%			$906,449,554

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,704, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Annualized 7-day yield as of period end.
*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	38,900,492	(8,097,677)	30,802,815	$30,802,815	$145,986		$70	$—
SL Liquidity Series, LLC, Money Market Series(b)	1,251,400	(1,251,400)	—	—	1,343	(c)	9	—

				$30,802,815	$147,329		$79	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

9

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	354	01/17/20	$48,018	$(384,189)
IBEX 35 Index	928	01/17/20	99,184	(387,424)
Hang Seng China Enterprises Index	7	01/30/20	504	6,087
Hang Seng Index	342	01/30/20	62,038	643,325
Australia 10 Year Bond	4,163	03/16/20	417,636	(7,810,284)
SPI 200 Index	981	03/19/20	113,640	(1,450,782)
FTSE/MIB Index	222	03/20/20	29,147	(14,094)
S&P 500 E-Mini Index	166	03/20/20	26,818	766,713
U.S. Treasury 10 Year Note	720	03/20/20	92,464	(158,227)
U.S. Treasury 5 Year Note	1,058	03/31/20	125,489	(449,929)

				(9,238,804)

Short Contracts
CAC 40 10 Euro Index	441	01/17/20	29,532	(322,745)
OMXS30 Index	423	01/17/20	7,986	(133,608)
MSCI Singapore Index	635	01/30/20	17,540	7,112
Euro-Bobl	773	03/06/20	115,867	328,969
Euro-Bund	1,479	03/06/20	282,842	2,487,877
Euro-Buxl	82	03/06/20	18,247	521,943
TOPIX Index	252	03/12/20	39,915	(53,761)
Canada 10 Year Bond	1,634	03/20/20	172,995	1,584,246
DAX Index	226	03/20/20	83,951	(855,206)
FTSE 100 Index	1,342	03/20/20	133,303	(5,956,999)
MSCI EAFE E-Mini Index	1,579	03/20/20	160,782	(4,263,525)
S&P 500 E-Mini Index	2,482	03/20/20	400,980	(11,386,656)
U.S. Treasury 10 Year Note	563	03/20/20	72,302	610,580
Long Gilt	331	03/27/20	57,603	46,849

				(17,384,924)

				$(26,623,728)

Forward Foreign Currency Exchange Contracts

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,401,000	USD	958,339	Morgan Stanley & Co. International plc	03/18/20	$26,645
AUD	86,528,000	USD	59,185,671	Toronto Dominion Bank	03/18/20	1,648,485
BRL	24,918,000	USD	6,105,108	JPMorgan Chase Bank NA	03/18/20	70,093
CAD	6,467,000	USD	4,934,348	BNP Paribas SA	03/18/20	47,146
CAD	2,369,000	USD	1,800,238	HSBC Bank plc	03/18/20	24,590
CAD	13,954,000	USD	10,553,224	JPMorgan Chase Bank NA	03/18/20	195,464
EUR	8,760,000	USD	9,808,046	Bank of America NA	03/18/20	64,473
EUR	86,702,627	USD	96,625,214	Barclays Bank plc	03/18/20	1,088,644
EUR	9,869,000	USD	10,998,625	State Street Bank and Trust Co.	03/18/20	123,737
GBP	11,850,000	USD	15,563,671	BNP Paribas SA	03/18/20	165,396
GBP	11,025,000	USD	14,554,158	Goldman Sachs International	03/18/20	79,848
GBP	3,849,000	USD	5,084,330	State Street Bank and Trust Co.	03/18/20	24,630
INR	1,208,251,000	USD	16,831,994	JPMorgan Chase Bank NA	03/18/20	772
KRW	4,126,037,000	USD	3,471,970	BNP Paribas SA	03/18/20	104,764
KRW	1,872,921,000	USD	1,610,727	HSBC Bank plc	03/18/20	12,850
KRW	13,196,293,000	USD	11,341,893	UBS AG	03/18/20	97,564
MXN	250,843,706	USD	12,883,204	Bank of America NA	03/18/20	236,064
MXN	203,294	USD	10,438	Citibank NA	03/18/20	195
MXN	511,132,000	USD	26,195,539	Morgan Stanley & Co. International plc	03/18/20	536,953
PLN	3,782,000	USD	987,482	UBS AG	03/18/20	9,568
SEK	834,000	USD	88,050	State Street Bank and Trust Co.	03/18/20	1,315
THB	423,744,000	USD	13,987,489	UBS AG	03/18/20	184,434

10

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,039,055	JPY	2,160,093,891	State Street Bank and Trust Co.	03/18/20	$73,424
ZAR	290,467,000	USD	19,587,211	Standard Chartered Bank	03/18/20	946,779
ZAR	68,776,000	USD	4,749,357	UBS AG	03/18/20	112,627

						5,876,460

GBP	1,289,000	USD	1,713,088	HSBC Bank plc	03/18/20	(2,137)
INR	664,971,000	USD	9,280,659	Citibank NA	03/18/20	(16,606)
JPY	996,391,000	USD	9,243,174	Morgan Stanley & Co. International plc	03/18/20	(33,585)
SEK	42,780,000	USD	4,589,970	Barclays Bank plc	03/18/20	(5,971)
USD	35,206,374	AUD	51,102,548	Bank of America NA	03/18/20	(721,654)
USD	358,717	AUD	521,942	BNP Paribas SA	03/18/20	(8,238)
USD	1,128,977	AUD	1,647,510	Citibank NA	03/18/20	(29,318)
USD	18,347,912	BRL	76,408,084	Citibank NA	03/18/20	(587,608)
USD	3,317,762	BRL	13,795,916	Morgan Stanley & Co. International plc	03/18/20	(101,155)
USD	84,707,377	CAD	112,280,824	State Street Bank and Trust Co.	03/18/20	(1,781,909)
USD	749,660	CHF	737,000	State Street Bank and Trust Co.	03/18/20	(15,946)
USD	2,006,114	EUR	1,789,000	Barclays Bank plc	03/18/20	(10,088)
USD	9,310,551	EUR	8,354,000	State Street Bank and Trust Co.	03/18/20	(104,406)
USD	826,901	GBP	626,000	HSBC Bank plc	03/18/20	(4,019)
USD	35,634,649	GBP	26,976,000	Toronto Dominion Bank	03/18/20	(171,877)
USD	16,619,355	JPY	1,810,990,000	Morgan Stanley & Co. International plc	03/18/20	(119,527)
USD	34,911,457	KRW	41,479,204,000	BNP Paribas SA	03/18/20	(1,045,579)
USD	2,682,314	MXN	51,597,000	Goldman Sachs International	03/18/20	(16,238)
USD	679,549	MYR	2,831,000	Morgan Stanley & Co. International plc	03/18/20	(11,382)
USD	1,114,874	NOK	10,191,000	Citibank NA	03/18/20	(46,186)
USD	9,194	NZD	14,000	State Street Bank and Trust Co.	03/18/20	(241)
USD	811,312	PLN	3,138,000	Citibank NA	03/18/20	(15,960)
USD	5,241,411	PLN	20,030,000	Standard Chartered Bank	03/18/20	(39,105)
USD	26,378,965	SEK	249,891,000	HSBC Bank plc	03/18/20	(397,569)
USD	759,599	SEK	7,194,000	State Street Bank and Trust Co.	03/18/20	(11,258)
USD	3,447,916	SEK	32,275,000	UBS AG	03/18/20	(10,443)
USD	11,043	SGD	15,000	Bank of New York	03/18/20	(118)
USD	717,819	SGD	975,000	Barclays Bank plc	03/18/20	(7,644)
USD	7,115,116	THB	215,197,384	BNP Paribas SA	03/18/20	(82,062)
USD	5,221,583	THB	158,229,616	JPMorgan Chase Bank NA	03/18/20	(70,334)
USD	4,127,417	ZAR	60,230,000	Goldman Sachs International	03/18/20	(130,424)

						(5,598,587)

Net Unrealized Appreciation						$277,873

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month GBP LIBOR	Semi-Annual	0.84%	Semi-Annual	03/18/20	(a)	03/18/25	GBP	69,000	$ (206,986)	$—	$(206,986)
6 month GBP LIBOR	Semi-Annual	0.84%	Semi-Annual	03/18/20	(a)	03/18/25	GBP	66,000	(238,755)	20,570	(259,325)
6 month GBP LIBOR	Semi-Annual	0.86%	Semi-Annual	03/18/20	(a)	03/18/25	GBP	34,000	(69,716)	(8,848)	(60,868)
6 month BBR	Semi-Annual	0.91%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	70,962	(717,410)	—	(717,410)
6 month BBR	Semi-Annual	0.95%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	87,516	(751,385)	—	(751,385)
6 month BBR	Semi-Annual	0.95%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	84,516	(731,968)	—	(731,968)
6 month BBR	Semi-Annual	0.98%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	89,600	(676,405)	—	(676,405)
6 month BBR	Semi-Annual	0.99%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	124,880	(910,806)	—	(910,806)
6 month BBR	Semi-Annual	1.00%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	96,000	(662,857)	—	(662,857)
6 month BBR	Semi-Annual	1.06%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	75,500	(362,993)	—	(362,993)

11

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month BBR	Semi-Annual	1.09%	Semi-Annual	03/18/20	(a)	03/18/25	AUD	75,500	$(283,190)	$—	$(283,190)
6 month SOR	Semi-Annual	1.53%	Semi-Annual	03/18/20	(a)	03/18/25	SGD	34,000	24,699	—	24,699
3 month BA	Semi-Annual	1.94%	Semi-Annual	03/18/20	(a)	03/18/25	CAD	94,000	(412,774)	—	(412,774)
3 month BA	Semi-Annual	1.97%	Semi-Annual	03/18/20	(a)	03/18/25	CAD	64,000	(210,613)	(2,364)	(208,249)
3 month BA	Semi-Annual	1.97%	Semi-Annual	03/18/20	(a)	03/18/25	CAD	73,000	(240,231)	783	(241,014)
3 month BA	Semi-Annual	2.04%	Semi-Annual	03/18/20	(a)	03/18/25	CAD	184,000	(166,828)	—	(166,828)
1.49%	Quarterly	3 month HIBOR	Quarterly	03/18/20	(a)	03/18/25	HKD	291,115	840,282	—	840,282
1.49%	Quarterly	3 month HIBOR	Quarterly	03/18/20	(a)	03/18/25	HKD	291,115	842,961	—	842,961
1.58%	Semi-Annual	3 month LIBOR	Quarterly	03/18/20	(a)	03/18/25	USD	51,000	362,562	(9,540)	372,102
0.23%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	596,000	594,012	7,577	586,435
0.00%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	1,242,000	2,706,647	23,211	2,683,436
0.19%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	380,000	449,582	(3,366)	452,948
0.35%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	445,000	150,044	43,139	106,905
0.13%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	637,000	974,207	(17,196)	991,403
0.30%	Annual	3 month STIBOR	Quarterly	03/18/20	(a)	03/18/25	SEK	911,000	568,257	28,068	540,189
(0.25)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	51,000	428,109	—	428,109
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	38,000	134,465	5,025	129,440
(0.25)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	34,000	280,585	—	280,585
(0.19)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	86,000	387,737	—	387,737
(0.19)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	47,000	223,900	—	223,900
(0.21)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	60,000	335,182	5,942	329,240
(0.17)%	Annual	6 month EURIBOR	Semi-Annual	03/18/20	(a)	03/18/25	EUR	19,000	63,568	—	63,568
1.74%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	807,278	572,540	—	572,540
1.65%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	122,000	224,981	—	224,981
1.62%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	204,000	445,269	—	445,269
1.75%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	409,054	213,167	—	213,167
1.68%	Annual	6 month WIBOR	Semi-Annual	03/18/20	(a)	03/18/25	PLN	223,000	318,953	—	318,953

									$4,498,792	$93,001	$4,405,791

(a)	Forward swap.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	5.87%	At Termination	HSBC Bank plc	N/A		01/02/23	BRL	105,000	$115,091	$—	$115,091
1 day BZDIOVER	At Termination	5.82%	At Termination	UBS AG	N/A		01/02/23	BRL	220,000	212,043	—	212,043
2.99%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/18/20	(a)	03/18/25	CNY	234,600	(43,509)	—	(43,509)
3.07%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/18/20	(a)	03/18/25	CNY	288,811	(206,806)	—	(206,806)
1 day MIBOR	Semi-Annual	5.41%	Semi-Annual	HSBC Bank plc	03/18/20	(a)	03/18/25	INR	1,771,740	(21,910)	—	(21,910)
1.34%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	03/18/20	(a)	03/18/25	KRW	36,641,400	(14,781)	—	(14,781)

12

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.34%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	03/18/20	(a)	03/18/25	KRW	24,427,600	$(12,907)	$—	$(12,907)
0.74%	Quarterly	3 month TWCPBA	Quarterly	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	TWD	983,000	6,653	—	6,653
1 day MIBOR	Semi-Annual	5.00%	Semi-Annual	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	INR	985,808	(255,223)	—	(255,223)
1 day MIBOR	Semi-Annual	5.01%	Semi-Annual	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	INR	3,137,851	(784,079)	—	(784,079)
1 day MIBOR	Semi-Annual	5.02%	Semi-Annual	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	INR	3,219,810	(785,198)	—	(785,198)
1 day MIBOR	Semi-Annual	5.42%	Semi-Annual	JPMorgan Chase Bank NA	03/18/20	(a)	03/18/25	INR	3,439,260	(11,513)	—	(11,513)
1 day MIBOR	Semi-Annual	5.00%	Semi-Annual	Morgan Stanley & Co. International plc	03/18/20	(a)	03/18/25	INR	2,413,531	(617,600)	—	(617,600)

										$(2,419,739)	$—	$(2,419,739)

(a)	Forward swap.

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(322,061,986)	Merrill Lynch International & Co.	01/15/20	TWD	322,062	$(59,246)	$—	$(59,246)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(336,375,852)	Merrill Lynch International & Co.	01/15/20	TWD	336,376	(61,879)	—	(61,879)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(357,846,651)	Merrill Lynch International & Co.	01/15/20	TWD	357,847	(65,829)	—	(65,829)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(147,909,949)	Merrill Lynch International & Co.	01/15/20	TWD	147,910	(27,210)	—	(27,210)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(477,128,868)	Merrill Lynch International & Co.	01/15/20	TWD	477,129	(87,771)	—	(87,771)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(331,604,563)	Merrill Lynch International & Co.	01/15/20	TWD	331,605	(61,001)	—	(61,001)
Taiwan Capitalization Weighted Stock Index Future January 2020	TWD	(198,008,480)	Merrill Lynch International & Co.	01/15/20	TWD	198,008	(36,425)	—	(36,425)
KOSPI 200 Index Futures March 2020	KRW	(7,223,868,750)	Merrill Lynch International & Co.	03/12/20	KRW	7,223,869	(454,089)	—	(454,089)

							$(853,450)	$—	$(853,450)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

13

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 day MIBOR	Mumbai Interbank Offered Rate	5.26%
1 week CNREPOFI	China Fixing Repo Rates	3.00%
3 month BA	Canadian Bankers Acceptances	2.08%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.53%
3 month HIBOR	Hong Kong Interbank Offered Rate	2.43%
3 month LIBOR	London Interbank Offered Rate	1.91%
3 month STIBOR	Stockholm Interbank Offered Rate	0.15%
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.73%
6 month BBR	Australian Bank Bill Rate	1.03%
6 month EURIBOR	Euro Interbank Offered Rate	(0.32%)
6 month GBP LIBOR	London Interbank Offered Rate	0.88%
6 month SOR	Singapore Interbank Offered Rate	1.83%
6 month WIBOR	Warsaw Interbank Offered Rate	1.69%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDO	Collateralized Debt Obligation

CNREPOFI	Day China Fixing Repo Rates

CVA	Certification Van Aandelon (Dutch Certificate)

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

14

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,627,775	$89,447	$—	$3,717,222
Air Freight & Logistics	11,672,733	566,859	—	12,239,592
Airlines	20,443,302	—	—	20,443,302
Auto Components	2,625,493	2,383,685	—	5,009,178
Automobiles	6,383,411	3,587,943	—	9,971,354
Banks	22,723,710	16,277,319	—	39,001,029
Beverages	17,441,289	4,305,783	—	21,747,072
Biotechnology	10,745,763	1,459,287	—	12,205,050
Building Products	75,613	1,550,144	—	1,625,757
Capital Markets	13,696,453	4,966,972	—	18,663,425
Chemicals	24,247,846	6,501,939	—	30,749,785
Commercial Services & Supplies	432,128	62,470	—	494,598
Construction & Engineering	—	2,755,805	—	2,755,805
Construction Materials	1,767,976	284,653	—	2,052,629
Consumer Finance	4,062,697	48,094	—	4,110,791
Containers & Packaging	357,496	—	—	357,496
Diversified Financial Services	405,481	2,231,599	—	2,637,080
Diversified Telecommunication Services	1,656,572	116,259	—	1,772,831
Electric Utilities	6,276,875	1,900,602	4,704	8,182,181
Electrical Equipment	—	4,345,782	—	4,345,782
Electronic Equipment, Instruments & Components	229,948	2,623,062	—	2,853,010
Energy Equipment & Services	2,417,420	134,747	—	2,552,167
Entertainment	2,757,031	716,754	—	3,473,785
Equity Real Estate Investment Trusts (REITs)	10,680,276	2,035,488	—	12,715,764
Food & Staples Retailing	11,949,814	3,104,090	—	15,053,904
Food Products	3,237,466	7,578,265	—	10,815,731
Gas Utilities	—	1,323,801	—	1,323,801
Health Care Equipment & Supplies	15,940,699	3,464,454	—	19,405,153
Health Care Providers & Services	10,303,072	629,719	—	10,932,791
Health Care Technology	363,190	162,840	—	526,030
Household Durables	1,428,797	708,774	—	2,137,571
Household Products	10,081,671	1,161,720	—	11,243,391

15

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$—	$197,368	$—	$197,368
Industrial Conglomerates	—	2,482,523	—	2,482,523
Insurance	10,962,249	11,640,118	—	22,602,367
Interactive Media & Services	24,609,331	125,278	—	24,734,609
Internet & Direct Marketing Retail	18,464,220	450,696	—	18,914,916
IT Services	28,057,334	1,129,365	—	29,186,699
Life Sciences Tools & Services	4,196,937	320,956	—	4,517,893
Machinery	6,821,500	8,244,241	—	15,065,741
Marine	197,900	368,031	—	565,931
Media	694,899	103	—	695,002
Metals & Mining	6,627,121	5,628,151	—	12,255,272
Mortgage Real Estate Investment Trusts (REITs)	263,233	—	—	263,233
Multi-Utilities	330,739	645,400	—	976,139
Oil, Gas & Consumable Fuels	25,758,680	7,142,962	—	32,901,642
Personal Products	1,702,726	3,664,895	—	5,367,621
Pharmaceuticals	41,046,019	13,818,462	—	54,864,481
Professional Services	64,018	2,960,660	—	3,024,678
Real Estate Management & Development	106,338	3,694,124	—	3,800,462
Road & Rail	5,865,756	1,496,734	—	7,362,490
Semiconductors & Semiconductor Equipment	4,373,330	1,145,700	—	5,519,030
Software	28,415,969	2,058,740	—	30,474,709
Specialty Retail	26,726,728	678,290	—	27,405,018
Technology Hardware, Storage & Peripherals	19,734,161	—	—	19,734,161
Textiles, Apparel & Luxury Goods	1,694,912	2,916,913	—	4,611,825
Trading Companies & Distributors	—	2,859,048	—	2,859,048
Transportation Infrastructure	—	2,124,428	—	2,124,428
Water Utilities	121,867	—	—	121,867
Wireless Telecommunication Services	3,984,282	1,491,710	—	5,475,992
Preferred Stocks:
Automobiles	—	19,515	—	19,515
Diversified Financial Services	—	—	1,791	1,791
Health Care Equipment & Supplies	—	30,568	—	30,568
Household Products	—	50,824	—	50,824
Rights (a)	43,506	—	—	43,506
U.S. Treasury Obligations	—	123,755,281	—	123,755,281
Short-Term Securities	30,802,815	—	—	30,802,815

	$509,698,567	$278,219,440	$6,495	$787,924,502

Derivative Financial Instruments (b)
Assets:
Equity contracts	$1,423,237	$—	$—	$1,423,237
Foreign currency exchange contracts	—	5,876,460	—	5,876,460
Interest rate contracts	5,580,464	11,392,636	—	16,973,100
Liabilities:
Equity contracts	(25,208,989)	(853,450)	—	(26,062,439)
Foreign currency exchange contracts	—	(5,598,587)	—	(5,598,587)
Interest rate contracts	(8,418,440)	(9,406,584)	—	(17,825,024)

	$(26,623,728)	$1,410,475	$—	$(25,213,253)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16